Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Stock-Based Compensation
Stock-Based Compensation

9. Stock-Based Compensation

Employee Equity Plans

The NextCure, Inc. 2015 Omnibus Incentive Plan (the “2015 Plan”) was adopted in December 2015 and provides for the grant of awards of stock options, restricted stock awards, unrestricted stock awards and restricted stock units to employees, consultants, and directors of the Company.

The NextCure, Inc. Amended and Restated 2019 Omnibus Incentive Plan (the “A&R 2019 Plan”) became effective on June 18, 2026, the date on which the Company’s stockholders approved the A&R 2019 Plan. The Company’s board of directors (the “Board”) determined not to make additional awards under the 2015 Plan following the effectiveness of the 2019 Plan. The A&R 2019 Plan provides for the grant of awards of stock options, stock appreciation rights, restricted stock, restricted stock units, deferred stock units, unrestricted stock, dividend equivalent rights, other equity-based awards and cash bonus awards to the Company’s officers, employees and non-employee directors as well as other key persons (including consultants).

The number of shares of common stock reserved for issuance under the A&R 2019 Plan is 241,666 plus the number of shares of stock related to awards outstanding under the 2015 Plan that subsequently terminate by expiration or forfeiture, cancellation or otherwise without the issuance of such shares, plus 80,000 shares of stock approved by the Company’s stockholders at the Company’s 2026 Annual Meeting of Stockholders. The number of shares reserved for issuance under the A&R 2019 Plan automatically increase each January 1st during the term of the A&R 2019 Plan by 4% of the number of fully diluted shares of the Company’s common stock outstanding on December 31st of the preceding calendar year or such lesser number of shares determined by the Company’s Board.

As of June 30, 2026, 139,500 shares were reserved for future grant under the A&R 2019 Plan. Stock options granted under the A&R 2019 Plan (together, the “Plans”) to employees generally vest over four years and expire after ten years. A summary of stock option activity for awards under the Plans is presented below:

	Options Outstanding and Exercisable
			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise	Contractual	Value(1)
	Shares	Price	Life (Years)	(in thousands)
Outstanding as of December 31, 2025	848,966	$73.76	6.5	$—
Granted	174,500	$9.92	—	—
Exercised	(2,488)	$5.76	—	—
Forfeitures	(5,960)	$21.90	—	—
Outstanding as of June 30, 2026	1,015,018	$63.26	6.6	—
Exercisable as of June 30, 2026	709,995	$85.67	5.6	$—
(1)	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the estimated fair value of the common stock for the options that were in the money at December 31, 2025 and June 30, 2026.

The weighted average grant date fair value of stock options granted to employees for the six months ended June 30, 2026 was $7.61 using the Black-Scholes option pricing model. 2,488 stock options were exercised during the six months ended June 30, 2026. As of June 30, 2026, there was $2.3 million of total unrecognized compensation expense related to unvested options under the Plans that will be recognized over a weighted-average period of approximately 2.7 years.

The aggregate grant date fair value of stock options vested during the six months ended June 30, 2026 and 2025 was approximately $0.8 million and $3.7 million, respectively.

Stock-based compensation expense was classified on the statements of operations as follows for the three and six months ended June 30, 2026 and 2025:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(in thousands)	2026	2025	2026	2025
Research and development	$112	$285	$236	$865
General and administrative	192	302	412	1,086
Total stock-based compensation expense	$304	$587	$648	$1,951

The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model using the assumptions in the following table for options issued during the period indicated:

	Six Months Ended
	June 30,
	2026		2025
Expected term	6.0	years	6.0	years
Expected volatility	91.0%		90.5%
Risk free interest rate	3.9%		4.4%
Expected dividend yield	—%		—%

Employee Stock Purchase Plan

The NextCure, Inc. 2019 Employee Stock Purchase Plan (the “ESPP”) was approved in May 2019 and provides for eligible employees of the Company to purchase shares of Company stock at a discounted price. As of June 30, 2026, 32,020 shares of common stock had been issued pursuant to the ESPP and 80,461 shares were reserved for future issuance thereunder.

13. Stock-Based Compensation

Employee Equity Plans

On May 3, 2019, the Company’s stockholders approved the NextCure, Inc. 2019 Omnibus Incentive Plan (as amended, the “2019 Plan”), which became effective on May 8, 2019, the date on which the Company’s Registration Statement on Form S-1 (Reg. No. 333-230837) was declared effective (the “Effective Date”). The Company’s board of directors (the “Board”) determined not to make additional awards under the 2015 Plan following the effectiveness of the 2019 Plan. The 2019 Plan provides for the grant of awards of stock options, stock appreciation rights, restricted stock, restricted stock units, deferred stock units, unrestricted stock, dividend equivalent rights, other equity-based awards and cash bonus awards to the Company’s officers, employees, non-employee directors and other key persons (including consultants). The number of shares of common stock reserved for issuance under the 2019 Plan is 241,666 plus the number of shares of stock related to awards outstanding under the 2015 Plan that subsequently terminate by expiration or forfeiture, cancellation or otherwise without the issuance of such shares. The number of shares reserved for issuance under the 2019 Plan will automatically increase each January 1st during the term of the 2019 Plan by 4% of the number of shares of the Company’s common stock outstanding on December 31st of the preceding calendar year or such lesser number of shares determined by the Board.

As of December 31, 2025, 87,815 shares were reserved for future issuance under the 2019 Plan.

Stock options granted under the 2015 Plan and 2019 Plan (together, the “Plans”) to employees generally vest over four years and expire after 10 years.

A summary of stock option activity for awards under the Plans is presented below:

	Options Outstanding and Exercisable
			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise	Contractual	Value(1)
	Shares	Price	Life (Years)	(in thousands)
Outstanding as of January 1, 2024	567,995	$105.96	7.3	$52
Granted	248,609	$19.80	—	—
Exercised	(1,214)	$18.60	—	—
Forfeitures	(77,495)	$41.76	—	—
Outstanding as of December 31, 2024	737,895	$83.84	7.1	$22
Granted	120,748	$9.33	—	—
Exercised	—	$—	—	—
Forfeitures	(9,677)	$37.74	—	—
Outstanding as of December 31, 2025	848,966	$73.76	6.5	—
Exercisable as of December 31, 2025	636,486	$94.11	5.8	$55
(1)

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the fair value of the common stock for the options that were in the money at December 31, 2025 and 2024.

The weighted average grant date fair value per share of stock options granted during the years ended December 31, 2025 and 2024 was $7.17 and $14.28, respectively. The aggregate intrinsic value of stock options exercised during the years ended December 31, 2025 and 2024 was $0 and $9,000, respectively.

The aggregate grant date fair value of stock options and restricted stock vested during the year ended December 31, 2025 and 2024 was approximately $4.5 million and $5.1 million, respectively.

On May 3, 2019, the Company’s stockholders approved the NextCure, Inc. 2019 Employee Stock Purchase Plan (the “ESPP”), which became effective on the Effective Date. The ESPP is intended to qualify as an “employee stock purchase plan” within the meaning of Section 423(b) of the Internal Revenue Code. A total of 20,000 shares of common stock were reserved for issuance under this plan. In addition, the number of shares of common stock that may be issued under the ESPP will automatically increase each January 1st until expiration of the ESPP, in an amount equal to the lesser of (i) 1% of the number of shares of the Company’s common stock outstanding on December 31st of the preceding calendar year, (ii) 40,000 shares of common stock and (iii) a number of shares of common stock determined by the administrator of the ESPP. As of December 31, 2025, 27,479 shares of common stock had been issued pursuant to the ESPP and 85,002 shares were reserved for future issuance thereunder.

Stock-Based Compensation

The Company recorded stock-based compensation expense of $3.0 million and $6.3 million during the years ended December 31, 2025 and 2024, respectively. As of December 31, 2025, there was $1.6 million of unrecognized compensation cost related to unvested stock-based compensation arrangements granted under the Plans. This remaining compensation expense is expected to be recognized over a weighted-average period of 2.1 years as of December 31, 2025. Stock-based compensation expense recorded as research and development and general and administrative expenses is as follows:

	December 31,
(in thousands)	2025	2024
Research and development	$1,345	$2,756
General and administrative	1,641	3,579
Total stock-based compensation expense	$2,986	$6,335

The assumptions used in the Black-Scholes option-pricing model for stock options granted were as follows:

	Year Ended
	December 31,
	2025		2024
Expected term	6.0	years	5.8	years
Expected volatility	90.5%		83.3%
Risk free interest rate	4.4%		3.6 - 4.7%
Expected dividend yield	—%		—%